SHAREHOLDERS' EQUITY (Details) - USD ($)			2 Months Ended	12 Months Ended
	Aug. 30, 2018	Jul. 13, 2018	Feb. 28, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 31, 2019	Nov. 30, 2018
Shareholders' Equity [Abstract]
Shares repurchased (in shares)			114,354	2,010,437	0	4,274,569
Average price per share repurchased (in dollars per share)				$ 16.29		$ 13.35
Repurchase of shares before commissions and fees				$ 32,800,000		$ 57,100,000
Dividends declared and paid				$ 0	$ 0	$ 0
Shares issued in connection with AirAsia Transactions (in shares)	3,333,333	1,333,334
Proceeds from common stock		$ 20,000,000
Share price (in dollars per share)	$ 15.00	$ 15.00	$ 16.85
Shares issued in connection with SARs exercised (in shares)				258,828	0	1,481
November 2018 Repurchase Program [Member]
Shareholders' Equity [Abstract]
Approved share repurchase program								$ 50,000,000
August 2019 Repurchase Program [Member]
Shareholders' Equity [Abstract]
Approved share repurchase program							$ 50,000,000
Remaining amount authorized				$ 50,000,000
AirAsia Group [Member] | Fly [Member] | Maximum [Member]
SHAREHOLDERS' EQUITY [Abstract]
Percentage of outstanding shares owned				10.00%